DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1.DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Business — Katapult Holdings, Inc. (“Katapult” or the “Company”) is a technology driven lease-to-own (“LTO”) platform that integrates with omnichannel retailers and e-commerce platforms to power the purchase of everyday durable goods for underserved U.S. non-prime consumers. Through the Company’s point-of-sale (“POS”) integrations and innovative mobile app featuring Katapult Pay® (“KPay”), consumers who may be unable to access traditional financing can shop a growing network of merchants.

The Company experiences moderate seasonal fluctuations in revenue as a result of consumer spending patterns. Historically, revenue is strongest during the first quarter primarily due to higher gross originations during the fourth quarter holiday season. First quarter revenue is also impacted by the federal and state income tax refunds that customers receive, which in the past, has led to customers more frequently exercising the early purchase option on their lease agreements. Adverse events that occur could have a disproportionate effect on financial results throughout the year.

Subsidiaries — The condensed consolidated financial statements of Katapult include the accounts of the Company and its wholly owned subsidiaries Katapult Intermediate Holdings LLC (formerly known as Keys Merger Sub 2, LLC), a Delaware limited liability company formed in December 2020, Katapult Group, Inc. (formerly known as Cognical, Inc.), a Delaware corporation incorporated in March 2012, Katapult SPV-1 LLC, a Delaware limited liability company formed in 2019, Katapult SPV-2 LLC, a Delaware limited liability company formed in 2025, Katapult Intermediate Holdings I, LLC, a Delaware limited liability company formed in December 2025, Katapult Intermediate Holdings II, LLC, a Delaware limited liability company formed in December 2025, Katapult Intermediate Holdings III, LLC, a Delaware limited liability company formed in December 2025, Merger Sub 1, a Delaware corporation incorporated in December 2025 and Merger Sub 2, a Delaware limited liability company formed in December 2025. Legacy Katapult was incorporated in the state of Delaware in 2016. Katapult Group originates all of the Company’s lease agreements with customers.

Basis of Presentation — The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the rules and regulations of the SEC. The Company believes the disclosures made are adequate to make the information presented not misleading. However, the accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes contained in the Annual Report on Form 10-K for the year ended December 31, 2025. The condensed consolidated financial statements include the accounts of Katapult Holdings, Inc. and its wholly owned subsidiaries. In the opinion of management, all adjustments, of a normal recurring nature, considered necessary for a fair presentation have been included in these condensed consolidated financial statements. All intercompany balances and transactions have been eliminated in consolidation. The Company had no items of other comprehensive income (loss) for the periods presented; accordingly, net loss equals comprehensive loss in our condensed consolidated statements of operations, and accumulated other comprehensive income (loss) was zero as of March 31, 2026 and December 31, 2025 in our condensed consolidated balance sheets.

Pending Mergers with CCFI and Aaron’s

On December 11, 2025, the Company entered into a merger agreement with CCFI, Aaron’s, and two wholly owned indirect subsidiaries of the Company, pursuant to which those subsidiaries will merge with and into CCFI and Aaron’s, respectively. Upon completion of the Mergers, CCFI and Aaron’s will become wholly owned indirect subsidiaries of the Company. For additional information regarding the Mergers and related agreements, refer to Note 1, “Description of Business and Basis of Presentation,” included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Under the terms of the Merger Agreement, equityholders of CCFI and Aaron’s will receive shares of the Company’s common stock, resulting in a change of control of the Company upon closing.

The Mergers are currently expected to close within the third quarter of 2026, subject to customary closing conditions, including regulatory approvals, effectiveness of a registration statement on Form S-4, approval of the Company’s stockholders and the equityholders of CCFI and Aaron’s, and other customary conditions.

The Company continues to evaluate the accounting and financial reporting implications of the Mergers, including purchase accounting and the related impact on its condensed consolidated financial statements.

In connection with the pending Mergers, the Company incurred $1.7 million of transaction-related costs during the three months ended March 31, 2026, consisting primarily of professional and consulting fees and retention-related compensation costs, which are included in operating expenses within the condensed consolidated statements of operations three months ended March 31, 2026.

The Company cannot reasonably estimate the full financial impact of the Mergers until closing has occurred.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Business — Katapult Holdings, Inc.(“Katapult” or the “Company”) is a technology driven lease-to- own (“LTO”) platform that integrates with omnichannel retailers and e-commerce platforms to power the purchasing of everyday durable goods for underserved U.S. non-prime consumers. Through the Company’s POS integrations and innovative mobile app (the “Katapult App”) featuring Katapult Pay® (“KPay”) consumers who may be unable to access traditional financing can shop a growing network of merchants.

The Company experiences moderate seasonal fluctuations in our revenue as a result of consumer spending patterns. Historically, revenue is strongest during the first quarter primarily due to higher gross originations during the fourth quarter holiday season. First quarter revenue is also impacted by the federal and state income tax refunds that customers receive, which in the past, has led to our customers more frequently exercising the early purchase option on their lease agreements. Adverse events that occur could have a disproportionate effect on our financial results throughout the year.

Subsidiaries — The consolidated financial statements of Katapult includes the accounts of the Company and its wholly owned subsidiaries Katapult Intermediate Holdings LLC (formerly known as Keys Merger Sub 2, LLC), a Delaware limited liability company formed in December 2020, Katapult Group, Inc. (formerly known as Cognical, Inc.), a Delaware corporation incorporated in March 2012, Katapult SPV-1 LLC, a Delaware limited liability company formed in March 2019, Katapult SPV-2 LLC, a Delaware limited liability company formed in 2025, Katapult Intermediate Holdings I, LLC, a Delaware limited liability company formed in December 2025, Katapult Intermediate Holdings II, LLC, a Delaware limited liability company formed in December 2025, Katapult Intermediate Holdings III, LLC, a Delaware limited liability company formed in December 2025, Katapult Merger Sub 1 Inc., a Delaware corporation incorporated in December 2025 and Katapult Merger Sub 2, LLC, a Delaware limited liability company formed in December 2025. Legacy Katapult was incorporated in the state of Delaware in 2016. Katapult Group originates all of the Company’s lease agreements with customers.

Basis of Presentation — The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. In the opinion of management, all adjustments, of a normal recurring nature, considered necessary for a fair presentation have been included in these consolidated financial statements. All intercompany balances and transactions have been eliminated in consolidation. The Company had no items of other comprehensive income (loss) for the periods presented; accordingly, net income (loss) equals comprehensive loss in our consolidated statement of operations, and accumulated other comprehensive income (loss) was zero as of December 31, 2025 and 2024 in our consolidated balance sheets.

Pending Mergers with CCFI and Aaron’s

On December 11, 2025, Katapult entered into that certain Merger Agreement with CCF Holdings LLC (“CCFI”), Aaron’s Intermediate Holdco, Inc. (“Aaron’s”), and two wholly owned indirect subsidiaries of Katapult, Katapult Merger Sub 1, Inc. (“Merger Sub 1”) and Katapult Merger Sub 2, LLC (“Merger Sub 2”). The Merger Agreement provides that, subject to the conditions set forth therein, Merger Sub 1 will merge with and into Aaron’s, and Merger Sub 2 will merge with and into CCFI, (collectively, the “Mergers”). As a result of the Mergers, CCFI and Aaron’s will become wholly owned indirect subsidiaries of Katapult.

Immediately prior to the effective times of the Mergers, CCFI MIP Equity, and the Aaron’s MIP Units will be contributed to and exchanged for shares of $0.0001 par value Katapult common stock pursuant to the terms of the Merger Agreement and related contribution and exchange agreements. CCFI MIP Equity will be exchanged for 11,011,927 shares of Katapult common stock. Aaron’s MIP Units will be exchanged for 943,580 shares of Katapult common stock

At the effective times of the respective Mergers, the outstanding equity interests of CCFI and Aaron’s, with specified exceptions, will be converted into the right to receive shares of Katapult common stock in the aggregate amounts set forth in the Merger Agreement. The aggregate equity interests of CCFI will be collectively converted solely into the right to receive an aggregate of 58,516,558 shares of Katapult common stock, inclusive of the 11,011,927 shares from the contribution of CCFI MIP Equity, of which 244,146 shares will be subject to the CCFI Warrants that are outstanding. The aggregate equity interests of Aaron’s will be collectively converted solely into the right to receive an aggregate of 11,369,237 shares of Katapult common stock, inclusive of the

943,580 shares from the contribution of Aaron’s MIP Units. Following completion of the Mergers, the existing Katapult stockholders, CCFI unitholders and Aaron’s stockholders are expected to hold approximately 6.0%, 79.9% and 14.1%, respectively, of the issued and outstanding shares (on a fully diluted basis) of the combined organization. Consummation of the Mergers, which is currently anticipated to occur during the second quarter of 2026, is subject to a number of customary closing conditions, including (i) the expiration or termination of any applicable waiting period under the Hart-Scott- Rodino Antitrust Improvements Act of 1976, (ii) the registration statement on Form S-4 relating to the shares of Katapult common stock to be issued in the Mergers, (iii) the approval of the stockholders and equityholders of each of Katapult, CCFI and Aaron’s, (iv) approval for listing of the shares of Katapult common stock to be issued in the Mergers on Nasdaq, (v) the absence of certain legal impediments, and (vi) the accuracy of the parties’ representations and warranties and compliance with the covenants set forth in the Merger Agreement.

In connection with the execution of the Merger Agreement, certain equityholders of Katapult, CCFI and Aaron’s entered into voting and lock-up arrangements and certain equityholders of CCFI and Aaron’s entered into a stockholders agreement addressing governance and board composition following the closing of the Mergers. In addition, Katapult entered into a Second Amendment to its Loan Agreement to permit the transactions contemplated by the Merger Agreement and release Katapult from certain guaranty and lien obligations in connection with the corporate reorganization steps contemplated by the Mergers. The Merger Agreement includes a termination fee of $1.5 million payable by Katapult under certain circumstances. For further information, see Note 11 Commitments and Contingencies.

Katapult also entered into the Hawthorn Side Letter with Hawthorn Horizon Credit Fund, LLC (“Hawthorn”) related to the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock described in Note 7, and warrants transferred to Hawthorn as described in Note 6. The Hawthorn Side Letter states that immediately prior to the Mergers, Hawthorn will exercise all outstanding warrants for Katapult’s common stock, and Katapult will repurchase all outstanding Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (the “Hawthorn Preferred Stock Exchange”). Refer to Note 7 for further discussion.

In connection with the pending Mergers, the Company has incurred $4.2 million of expenses for the year ended December 31, 2025 related to legal and other advisory fees and retention bonus costs, $3.0 million of which are included within “Professional and consulting fees” and $1.2 million retention bonus costs of which are included within “Compensation costs” in our consolidated statements of operations and comprehensive income (loss).

The Company cannot reasonably estimate the full financial impact of the Mergers until closing has occurred.